March 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  The Dreyfus/Laurel Funds, Inc.
 –Dreyfus BASIC S&P 500 Stock Index Fund

 –Dreyfus Bond Market Index Fund

 –Dreyfus Disciplined Stock Fund

 –Dreyfus Opportunistic Fixed Income Fund

 –Dreyfus Tax Managed Growth Fund

 –General AMT-Free Municipal Money Market Fund

 –General Treasury and Agency Money Market Fund (Class A and R Shares)

 (the “Funds”)

 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 157 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 29, 2016, except as reflected in the Supplement to the combined Prospectus of General AMT-Free Municipal Money Market Fund and General Treasury and Agency Money Market Fund which was filed pursuant to 497(e) on March 1, 2016.

.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Paralegal